Note 22 - Income Tax	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Income Tax Disclosure [Text Block]

22.      Income tax

Income tax differs from the amounts that would be obtained by applying the combined statutory corporate income tax rate of Ontario, Canada to the respective year’s earnings before income tax. Differences result from the following items:

	Year ended December 31,
	2023	2022

Income tax expense using a combined statutory rate of 26.5% (2022 - 26.5%)	$56,386	$76,732
Loss on disposal of operations	361	7,110
Permanent differences	5,515	2,686
Tax effect of flow through entities	(12,264)	(10,890)
Adjustments to tax liabilities for prior periods	(407)	(1,597)
Changes in liability for unrecognized tax benefits	(1,980)	1,617
Stock-based compensation	1,730	2,024
Foreign, state, and provincial tax rate differential	1,266	1,875
Change in valuation allowance	3,349	2,626
Acquisition-related items	8,864	10,106
Withholding taxes and other	5,266	2,721
Income tax expense	$68,086	$95,010

Earnings (loss) before income tax by jurisdiction comprise the following:

	Year ended December 31,
	2023	2022

Canada	$(33,907)	$10,112
United States	200,035	211,382
Foreign	46,649	68,060
Total	$212,777	$289,554

Income tax expense (recovery) comprises the following:

	Year ended December 31,
	2023	2022

Current
Canada	$3,125	$9,390
United States	28,268	60,101
Foreign	46,617	51,517
	78,010	121,008

Deferred
Canada	(10,360)	(3,006)
United States	16,753	(11,837)
Foreign	(16,317)	(11,155)
	(9,924)	(25,998)

Total	$68,086	$95,010

The significant components of deferred tax assets and liabilities are as follows:

	As at December 31,
	2023	2022

Loss carryforwards and other credits	$29,876	$21,960
Expenses not currently deductible	67,950	56,385
Revenue not currently taxable	(1,108)	(3,079)
Stock-based compensation	9,490	3,573
Investments	(7,818)	16,269
Provision for doubtful accounts	11,375	9,752
Financing fees	(71)	(227)
Net unrealized foreign exchange losses	443	764
Depreciation and amortization	(88,012)	(96,044)
Operating leases	14,698	13,496
Less: valuation allowance	(20,546)	(17,145)
Net deferred tax (liabilities) assets	$16,277	$5,704

As at December 31, 2023, the Company believes that it is more likely than not that its net deferred tax assets of $59,468 will be realized based upon future income, consideration of net operating loss (“NOL”) limitations, earnings trends, and tax planning strategies. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future income are reduced.

The Company has pre-tax NOL carryforward balances as follows:

	Pre-tax losses		Pre-tax losses		Pre-tax losses
	carryforward		not recognized		recognized
	2023	2022	2023	2022	2023	2022

Canada	$19,400	$4,554	$169	$159	$19,231	$4,395
United States	8,120	5,546	931	929	7,189	4,617
Foreign	90,164	69,884	59,734	50,120	30,430	19,764

The Company has pre-tax capital loss carryforwards as follows:

	Pre-tax losses		Pre-tax losses		Pre-tax losses
	carryforward		not recognized		recognized
	2023	2022	2023	2022	2023	2022

Canada	$2,397	$1,482	$2,397	$1,482	$-	$-
Foreign	6,089	6,071	6,089	6,071	-	-

These amounts above are available to reduce future, federal, state, and provincial income taxes in their respective jurisdictions. NOL carryforward balances attributable to Canada begin to expire in 2035. NOL carryforward balances attributable to the United States begin to expire in 2028. Foreign NOL carryforward balances begin to expire in 2024. The utilization of NOLs may be subject to certain limitations under federal, provincial, state or foreign tax laws.

Cumulative unremitted foreign earnings of US subsidiaries are nil (2022 - nil). Cumulative unremitted foreign earnings of international subsidiaries (other than the US) approximated $139,541 as at December 31, 2023 (2022 - $131,062). The Company has not provided a deferred tax liability on the unremitted foreign earnings as it is management’s intent to permanently reinvest such earnings outside of Canada. In addition, any repatriation of such earnings would not be subject to significant Canadian or foreign taxes.

A reconciliation of the beginning and ending amounts of the liability for unrecognized tax benefits is as follows:

	2023	2022
Balance, January 1	$5,467	$4,048
Gross increases for tax positions of current period	-	1,178
Gross increases for tax positions of prior periods	310	438
Reduction for settlements with taxing authorities	(2,281)	-
Reduction for lapses in applicable statutes of limitations	-	(44)
Foreign currency translation	27	(153)
Balance, December 31	$3,523	$5,467

Of the $3,523 (2022 - $5,467) in gross unrecognized tax benefits, $3,523 (2022 - $5,467) would affect the Company’s effective tax rate if recognized. For the year-ended December 31, 2023, additional interest and penalties of $310 related to uncertain tax positions was accrued (2022 - $132). The Company reversed $60 of accrued interest and penalties related to positions lapsed in applicable statute of limitations or positions settled with taxing authorities in 2023 (2022 - $22). As of December 31, 2023, the Company had accrued $854 (2022 - $604) for potential income tax related interest and penalties.

Within the next twelve months, the Company expects $1,131 of unrecognized tax benefits associated with uncertain tax positions to be reduced due to lapses in statutes of limitations.

The Company files tax returns in Canada and multiple foreign jurisdictions. The number of years with open tax audits varies depending on the tax jurisdiction. Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for four to seven years and income tax returns filed with the United States Internal Revenue Service and related states are open for three to five years. Tax returns for significant other jurisdictions in which the Company conducts business are generally open for four years.

The Company does not currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above. Actual settlements may differ from the amounts accrued. The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may affect its current estimates.